Loans (Tables)	12 Months Ended
Dec. 31, 2013
Composition of Loans, Net

The composition of loans, net at December 31, 2013 and 2012 is as follows:

	2013	2012
	(In Thousands)
Real Estate:
Land Development and Construction	$27,224	$12,755
Farmland	29,634	31,663
1-4 Family Mortgages	105,489	115,837
Commercial Real Estate	145,369	132,495

Total Real Estate Loans	307,716	292,750

Business Loans:
Commercial and Industrial Loans	55,813	45,564
Farm Production and other Farm Loans	1,308	1,433

Total Business Loans	57,121	46,997

Consumer Loans:
Credit Cards	1,087	1,050
Other Consumer Loans	26,744	28,341

Total Consumer Loans	27,831	29,391

Total Gross Loans	392,668	369,138

Unearned income	(485)	(248)
Allowance for loan losses	(8,078)	(6,954)

Loans, net	$384,105	$361,936

Activity in Related Party Loans

Activity in related party loans during 2013 is presented in the following table.

Balance outstanding at December 31, 2012	$1,853,223

Principal additions	525,049

Principal reductions	1,051,945

Balance outstanding at December 31, 2013	$1,326,327

Year-End Non-Accrual Loans, Segregated by Class of Loans

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2013	2012
	(in thousands)
Real Estate:
Land Development and Construction	$136	$142
Farmland	352	1,087
1-4 Family Mortgages	1,866	2,356
Commercial Real Estate	8,894	10,175

Total Real Estate Loans	11,248	13,760

Business Loans:
Commercial and Industrial Loans	2,224	167
Farm Production and other Farm Loans	—	3

Total Business Loans	2,224	170

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	120	212

Total Consumer Loans	120	212

Total Non-Accrual Loans	$13,592	$14,142

Age Analysis of Past Due Loans, Segregated by Class of Loans

An age analysis of past due loans, segregated by class of loans, as of December 31, 2013 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$170	$—	$170	$27,054	$27,224	$—
Farmland	419	69	488	29,146	29,634	—
1-4 Family Mortgages	4,234	1,088	5,322	100,167	105,489	335
Commercial Real Estate	3,308	9,316	12,624	132,745	145,369	1,750

Total Real Estate Loans	8,131	10,473	18,604	289,112	307,716	2,085

Business Loans:
Commercial and Industrial Loans	248	23	271	55,542	55,813	—
Farm Production and other Farm Loans	5	—	5	1,303	1,308	—

Total Business Loans	253	23	276	56,845	57,121	—

Consumer Loans:
Credit Cards	39	10	49	1,038	1,087	10
Other Consumer Loans	1,105	41	1,146	25,598	26,744	—

Total Consumer Loans	1,144	51	1,195	26,636	27,831	10

Total Loans	$9,528	$10,547	$20,075	$372,593	$392,668	$2,095

An age analysis of past due loans, segregated by class of loans, as of December 31, 2012 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$2,588	$—	$2,588	$10,167	$12,755	$—
Farmland	786	589	1,375	30,288	31,663	—
1-4 Family Mortgages	8,139	623	8,762	107,075	115,837	32
Commercial Real Estate	3,033	5,013	8,046	124,449	132,495	544

Total Real Estate Loans	14,546	6,225	20,771	271,979	292,750	576

Business Loans:
Commercial and Industrial Loans	3,070	9	3,079	42,485	45,564	—
Farm Production and other Farm Loans	2	—	2	1,431	1,433	—

Total Business Loans	3,072	9	3,081	43,916	46,997	—

Consumer Loans:
Credit Cards	40	30	70	980	1,050	30
Other Consumer Loans	1,711	57	1,768	26,573	28,341	3

Total Consumer Loans	1,751	87	1,838	27,553	29,391	33

Total Loans	$19,369	$6,321	$25,690	$343,448	$369,138	$609

Impaired Loans, by Class of Loans

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2013	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$136	$25	$111	$136	$103	$278
Farmland	352	220	132	352	24	720
1-4 Family Mortgages	1,866	1,054	812	1,866	202	2,111
Commercial Real Estate	8,894	976	7,918	8,894	896	9,535

Total Real Estate Loans	11,248	2,275	8,973	11,248	1,225	12,644

Business Loans:
Commercial and Industrial Loans	2,224	118	2,106	2,224	1,072	1,195
Farm Production and other Farm Loans	—	—	—	—	—	2

Total Business Loans	2,224	118	2,106	2,224	1,072	1,197

Consumer Loans:
Other Consumer Loans	120	120	—	120	—	166

Total Consumer Loans	120	120	—	120	—	166

Total Loans	$13,592	$2,513	$11,079	$13,592	$2,297	$14,007

2012	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$142	$18	$124	$142	$117	$638
Farmland	1,087	947	140	1,087	24	864
1-4 Family Mortgages	2,356	1,740	616	2,356	186	2,211
Commercial Real Estate	10,175	5,954	4,221	10,175	711	8,496

Total Real Estate Loans	13,760	8,659	5,101	13,760	1,038	12,209

Business Loans:
Commercial and Industrial Loans	167	76	91	167	55	226
Farm Production and other Farm Loans	3	3	—	3	—	12

Total Business Loans	170	79	91	170	55	238

Consumer Loans:
Other Consumer Loans	212	212	—	212	—	323

Total Consumer Loans	212	212	—	212	—	323

Total Loans	$14,142	$8,950	$5,192	$14,142	$1,093	$12,770

Troubled Debt Restructurings Segregated by Class

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2013	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	5	$9,261	$7,119

Total	5	$9,261	$7,119

December 31, 2012	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$5,602

Total	4	$6,850	$5,602

Changes in Troubled Debt Restructurings

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2013	4	$5,602
Additional loans with concessions	12,411
Reductions due to:
Writedown		(333)
Principal paydowns		(561)

Total at December 31, 2013	5	$7,119

Detailed Amount of Gross Loans by Loan Grade and Class

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2013 (in thousands):

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$25,165	$192	$1,867	$—	$—	$27,224
Farmland	25,160	744	3,730	—	—	29,634
1-4 Family Mortgages	87,108	4,671	13,710	—	—	105,489
Commercial Real Estate	125,339	5,915	14,115	—	—	145,369

Total Real Estate Loans	262,772	11,522	33,422	—	—	307,716

Business Loans:
Commercial and Industrial Loans	52,871	426	416	2,100	—	55,813
Farm Production and other Farm Loans	1,298	8	2	—	—	1,308

Total Business Loans	54,169	434	418	2,100	—	57,121

Consumer Loans:
Credit Cards	1,077	—	10	—	—	1,087
Other Consumer Loans	25,942	193	564	42	3	26,744

Total Consumer Loans	27,019	193	574	42	3	27,831

Total Loans	$343,960	$12,149	$34,414	$2,142	$3	$392,668

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2012:

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$10,596	$1,890	$269	$—	$—	$12,755
Farmland	27,069	2,701	1,893	—	—	31,663
1-4 Family Mortgages	97,630	6,177	12,030	—	—	115,837
Commercial Real Estate	108,914	6,728	16,853	—	—	132,495

Total Real Estate Loans	244,209	17,496	31,045	—	—	292,750

Business Loans:
Commercial and Industrial Loans	41,449	3,486	601	28	—	45,564
Farm Production and other Farm Loans	1,358	26	49	—	—	1,433

Total Business Loans	42,807	3,512	650	28	—	46,997

Consumer Loans:
Credit Cards	1,020	—	30	—	—	1,050
Other Consumer Loans	26,995	287	1,029	28	2	28,341

Total Consumer Loans	28,015	287	1,059	28	2	29,391

Total Loans	$315,031	$21,295	$32,754	$56	$2	$369,138

Net Chargeoffs Segregated by Class of Loans

Net chargeoffs, segregated by class of loans, were as follows:

	2013	2012	2011
Real Estate:
Land Development and Construction	$15,787	$(87,917)	$(60,964)
Farmland	(14,915)	2,386	(423,078)
1-4 Family Mortgages	(152,756)	(220,591)	(911,026)
Commercial Real Estate	(514,099)	(854,847)	(79,236)

Total Real Estate Loans	(665,983)	(1,160,969)	(1,474,304)

Business Loans:
Commercial and Industrial Loans	(350,740)	936	(994,522)
Farm Production and other Farm Loans	1,700	(3,436)	(4,671)

Total Business Loans	(349,040)	(2,500)	(999,193)

Consumer Loans:
Credit Cards	(17,726)	(9,441)	(43,763)
Other Consumer Loans	(48,387)	(100,030)	(175,824)

Total Consumer Loans	(66,113)	(109,471)	(219,587)

Total Net Chargeoffs	$(1,081,136)	$(1,272,940)	$(2,693,084)

Detailed Activity in Allowance for Possible Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2013, 2012 and 2011:

2013	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Provision for loan losses	742,177	1 ,561,751	(99,562)	2,204,366

Chargeoffs	763,914	375,498	135,302	1,274,714

Recoveries	97,931	26,458	69,189	193,578

Net Chargeoffs	665,983	349,040	66,113	1,081,136

Ending Balance	$4,705,753	$2,767,409	$604,337	$8,077,499

Period end allowance allocated to:
Loans individually evaluated for impairment	1,224,874	1,071,729	—	2,296,603

Loans collectively evaluated for impairment	3,480,879	1,695,680	604,337	5,780,896

Ending Balance	$4,705,753	$2,767,409	$604,337	$8,077,499

2012	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Provision for loan losses	1,614,053	(115,269)	47,013	1,545,797

Chargeoffs	1,218,879	55,390	229,926	1,504,195

Recoveries	57,910	52,890	120,455	231,255

Net Chargeoffs	1,160,969	2,500	109,471	1,272,940

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Period end allowance allocated to:
Loans individually evaluated for impairment	1,038,521	54,706	—	1,093,227

Loans collectively evaluated for impairment	3,591,038	1,499,992	770,012	5,861,042

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

2011	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Provision for loan losses	1,344,088	1,566,954	84,384	2,995,426

Chargeoffs	1,500,400	1,011,458	306,123	2,817,981

Recoveries	26,096	12,265	86,536	124,897

Net Chargeoffs	1,474,304	999,193	219,587	2,693,084

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Period end allowance allocated to:
Loans individually evaluated for impairment	1,109,209	57,325	—	1,166,594

Loans collectively evaluated for impairment	3,067,266	1,615,142	832,470	5,514,818

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment

The Company’s recorded investment in loans as of December 31, 2013 and 2012 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2013	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$11,248	$2,224	$120	$13,592

Loans collectively evaluated for impairment	296,468	54,897	27,711	379,076

	$307,716	$57,121	$27,831	$392,668

2012	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$13,760	$170	$212	$14,142

Loans collectively evaluated for impairment	278,990	46,827	29,179	354,996

	$292,750	$46,997	$29,391	$369,138